================================================================================
                                THE SELECT FAMILY
                             MONEY MARKET PORTFOLIO



                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1999
================================================================================

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT

     United States government securities were a clear beneficiary of the global financial turbulence that dominated the markets in the second half of 1998. Propelled by a strong flight to safety, yields on short-term treasury and agency obligations fell sharply. Three-month treasury bill yields, for example, declined to as low as 3.65% in October, a drop of over 100 basis points in less than six months. The reasons for such a strong rally were many. The financial crisis that started a year ago in Asia spread to South America, Latin America and Russia where a devaluation and default made the situation appear particularly ominous. The rescue of a large U.S. based hedge fund in September also weighed heavily on investor confidence. As the threat of economic recession reaching the United States mounted, the Federal Reserve began an aggressive campaign to add liquidity to the financial system. Between September 29 and November 17, the Fed eased monetary policy three times, taking the federal funds rate down to 4.75%. Encouraged by similar moves by other central banks, the financial markets regained some measure of confidence by year-end. Treasury bill yields rose to 4.5% and equity markets staged strong recoveries.

     In addition to the strong rally in U.S. treasury obligations, the money markets witnessed a flattening of the yield curve as sentiment shifted towards an accommodative Fed that was willing to lower short-term interest rates to protect U.S. economic interests. In response, the Money Market Portfolio sought to maintain moderately extended portfolio maturities to cushion its yield against the likelihood of still lower rates. Additionally, portfolio credit quality was given significant emphasis as both foreign and domestic bank and financial service companies came under intense ratings scrutiny. During the final quarter of the year, we restricted quite a few bank and broker credits from our list of approved securities. As of February 28, the Money Market Portfolio had assets of $2,430,807,411.

                                BlackRock  Institutional  Management Corporation
                               (Please dial toll-free 800-430-9618 for questions
                                regarding your account or contact your broker.)

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                         PAR
                                                        (000)           VALUE
                                                       -------      ------------
CERTIFICATES OF DEPOSIT--13.9%
DOMESTIC CERTIFICATES OF DEPOSIT--5.2%
First National Bank of Chicago
   4.975% 06/07/99 ............................        $ 25,000     $ 25,001,367
   4.980% 01/06/00 ............................          50,000       49,991,778
First Tennessee Bank N.A
   4.900% 04/19/99 ............................          50,000       50,000,000
                                                                    ------------
                                                                     124,993,145
                                                                    ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--8.7%
Canadian Imperial Bank of Commerce
   5.025% 01/27/00 ............................          30,000       29,998,684
   5.120% 02/23/00 ............................          22,300       22,289,278
Credit Communal de Belgique
   5.750% 04/01/99 ............................          30,000       29,998,777
National Westminster Bank
   4.980% 01/10/00 ............................          15,000       14,997,502
Rabobank Nederland
   5.660% 07/06/99 ............................          10,000       10,020,543
Svenska Handelsbanken Inc.
   5.720% 03/31/99 ............................          25,000       24,998,819
Toronto Dominion NY
   5.000% 01/05/00 ............................          15,000       14,998,771
   5.100% 02/22/00 ............................          20,000       19,992,439
Westpac Banking Corp.
   5.730% 04/16/99 ............................          45,000       44,998,370
                                                                    ------------
                                                                     212,293,183
                                                                    ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $337,286,328) ....................                      337,286,328
                                                                    ------------
COMMERCIAL PAPER--58.1%
AIRCRAFT ENGINES & PARTS--4.0%
Allied Signal Inc. 4-2
   4.810% 04/30/99 ............................          48,000       47,615,200
   4.830% 05/28/99 ............................          25,000       24,704,833
   4.920% 09/10/99 ............................          25,000       24,340,583
                                                                    ------------
                                                                      96,660,616
                                                                    ------------


                                                         PAR
                                                        (000)           VALUE
                                                       --------     ------------
ASSET BACKED SECURITIES--17.5%
Barton Capital Corp. 4-2
   4.870% 03/12/99 ............................        $ 75,211     $ 75,099,082
   4.850% 04/19/99 ............................          24,944       24,779,335
CXC Inc. 4-2
   4.870% 03/16/99 ............................          20,080       20,039,254
   4.850% 04/12/99 ............................          40,000       39,773,667
Dakota Certificates 4-2
   4.880% 03/04/99 ............................          40,000       39,983,733
   4.840% 05/04/99 ............................          50,000       49,569,778
   4.830% 05/21/99 ............................          25,000       24,728,312
Enterprise Funding Corp. 4-2
   4.850% 05/25/99 ............................          15,753       15,572,606
   4.870% 05/25/99 ............................          12,000       11,862,017
Quincy Cap Corp. 4-2
   4.860% 03/12/99 ............................          27,947       27,905,499
Triple A-1 Funding 4-2
   4.860% 04/23/99 ............................          55,291       54,895,393
Windmill Funding 4-2
   4.850% 03/09/99 ............................          40,000       39,956,889
                                                                    ------------
                                                                     424,165,565
                                                                    ------------
BANKS--7.7%
AB Spin Tab Swedmortgage 3-A-3
   5.170% 03/03/99 ............................          30,000       29,991,383
   5.510% 03/04/99 ............................          25,000       24,988,521
   5.060% 04/16/99 ............................          40,000       39,741,378
   4.910% 06/28/99 ............................          50,000       49,188,486
   4.840% 08/16/99 ............................          20,000       19,548,267
Bank of America FSB 3-A-3
   4.830% 07/27/99 ............................          25,000       24,503,583
                                                                    ------------
                                                                     187,961,618
                                                                    ------------
BUSINESS CREDIT INSTITUTIONS--2.1%
General Electric Capital Corp.
   4.940% 03/16/99 ............................          50,000       49,897,083
                                                                    ------------
COMMUNICATION EQUIPMENT NEC--1.6%
Alcatel Alsthom Inc. 3-A-3
   4.900% 06/08/99 ............................          40,000       39,461,000
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)

                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--0.4%
General Electric Co. 3-A-3
   4.820% 06/03/99 ..............................      $   9,969  $    9,843,535
                                                                  --------------
LIFE INSURANCE--1.0%
Prudential Funding Corp. 3-A-3
   4.760% 07/15/99 ..............................         25,000      24,550,444
                                                                  --------------
MOTOR VEHICLES & CAR BODIES--0.6%
Daimler-Benz North America 3-A-3
   5.060% 04/05/99 ..............................         15,000      14,926,208
                                                                  --------------
NEWSPAPER: PUBLISHING & PRINTING--5.5%
Knight-Ridder Inc.-DCP 3-A-3
   5.200% 03/18/99 ..............................         30,000      29,926,333
   4.780% 06/14/99 ..............................         20,000      19,721,167
   5.000% 06/14/99 ..............................         15,000      14,781,250
Knight-Ridder Inc.-DCP 4-2
   5.200% 03/18/99 ..............................         20,000      19,950,889
   5.200% 04/14/99 ..............................         50,000      49,682,222
                                                                  --------------
                                                                     134,061,861
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--3.1%
General Motors Acceptance Corp.
   3-A-3
   4.870% 03/01/99 ..............................         75,000      75,000,000
                                                                  --------------
Petroleum Refining--4.8%
Koch Industries, Inc. 4-2
   4.850% 03/04/99 ..............................          1,000         999,596
Repsol International 3-A-3
   5.180% 03/15/99 ..............................         33,000      32,933,523
   4.880% 06/07/99 ..............................         13,590      13,409,464
   4.910% 06/28/99 ..............................         21,000      20,659,164
   4.870% 07/15/99 ..............................         50,000      49,080,111
                                                                  --------------
                                                                     117,081,858
                                                                  --------------
SECURITY BROKERS & DEALERS--7.1%
Goldman Sachs Group L.P.
   5.230% 03/19/99 ..............................         73,000      72,809,105
Merrill Lynch & Co. Inc. 3-A-3
   4.920% 03/05/99 ..............................         25,000      24,986,333
   4.900% 05/24/99 ..............................         25,000      24,714,167
Morgan Stanley, Dean, Witter & Co.
   4.810% 05/14/99 ..............................         50,000      49,505,639
                                                                  --------------
                                                                     172,015,244
                                                                  --------------

                                                          PAR
                                                         (000)          VALUE
                                                       --------   --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--2.1%
Heller Financial Inc. 3-A-3
   4.940% 03/24/99 ..........................          $ 50,000   $   49,842,194
                                                                  --------------
TELEPHONE COMMUNICATIONS--0.6%
BellSouth Telecommunications 3-A-3
   4.780% 03/05/99 ..........................            12,568       12,561,325
GTE Funding 3-A-3
   4.800% 03/26/99 ..........................             3,100        3,089,667
                                                                  --------------
                                                                      15,650,992
                                                                  --------------
     TOTAL COMMERCIAL PAPER
       (Cost $1,411,118,218) ................                      1,411,118,218
                                                                  --------------
MUNICIPAL BONDS--3.1%
FLORIDA--0.1%
Coral Springs,VRDN IDR (Suntrust)(DAGGER)
   4.950% 03/03/99 ..........................             2,500        2,500,000
                                                                  --------------
GEORGIA--0.4%
De Kalb County Development Authority
   VRDN Series 1995 B (Emory
   University Project)(DAGGER)
   4.950% 02/28/99 ..........................             9,485        9,485,000
                                                                  --------------
ILLINOIS--0.2%
Illinois Health Facilities Authority
   Convertible/ VRDN Revenue Bond
   (The Streeterville Corp. Project)
   Series 1993-B (First National Bank
   of Chicago)(DAGGER)
   4.950% 03/03/99 ..........................             4,400        4,400,000
                                                                  --------------
INDIANA--0.1%
Bremen, Inc. VRDN
   Series 1996 B (Society National
   Bank, Cleveland)(DAGGER)
   5.448% 03/04/99 ..........................             2,800        2,800,000
                                                                  --------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds VRDN (Square D Company
   Project) Series 1994-B
   (Credit Lyonnais)(DAGGER)
   4.950% 03/03/99 ..........................             4,200        4,200,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


                                                          PAR
                                                         (000)          VALUE
                                                       ---------    ------------
MISSISSIPPI--1.1%
Hinds County, IDR Revenue Bond
   VRDN Series 1992(DAGGER)
   4.950% 03/03/99 ..........................          $  1,690   $    1,690,000
Mississippi Business Finance Corp.
   IDR Revenue Bond VRDN (Dana
   Lighting Project) Series 1995
   (Sun Bank, N.A., Orlando)(DAGGER)
   4.950% 03/07/99 ..........................             5,600        5,600,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Sun Bank, N.A., Orlando)
   Series 1995(DAGGER)
   4.950% 03/07/99 ..........................             6,300        6,300,000
Mississippi Business Finance Corp.
   Taxable IDR Revenue Bond VRDN
   (Bryan Foods, Inc. Project)
   Series 1994(DAGGER)
   4.950% 03/03/99 ..........................            14,000       14,000,000
                                                                  --------------
                                                                      27,590,000
                                                                  --------------
NORTH CAROLINA--0.4%
City of Asheville Tax Corp. VRDN(DAGGER)
   4.950% 03/03/99 ..........................            10,800       10,800,000
                                                                  --------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   Revenue Bond VRDN (Rohr
   Industries Project) Series 1990
   (Citibank N.A.)(DAGGER)
   4.950% 03/03/99 ..........................            14,800       14,800,000
                                                                  --------------
     TOTAL MUNICIPAL BONDS
       (Cost $76,575,000) ...................                         76,575,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS--15.4%
BANKS--6.0%
Istituto Bancario Sao Paolo di Torino(DAGGER)
   5.088% 03/08/99 ..........................            25,000       24,995,328
Nations Bank(DAGGER)
   5.303% 04/02/99 ..........................            70,000       70,001,937
Royal Bank of Canada(DAGGER)
   4.883% 03/14/99 ..........................            50,000       49,981,110
                                                                  --------------
                                                                     144,978,375
                                                                  --------------


                                                         PAR
                                                        (000)          VALUE
                                                       --------   --------------
FINANCE SERVICES--2.0%
General American Life(DAGGER)
   5.140% 03/01/99 ..........................          $ 50,000    $  50,000,000
                                                                  --------------
PERSONAL CREDIT INSTITUTIONS--6.4%
American Honda Finance Corp.(DAGGER)
   5.219% 03/14/99 ..........................            40,000       40,000,000
   5.200% 03/16/99 ..........................            25,000       25,000,000
   4.938% 04/28/99 ..........................            35,000       35,000,000
   3.085% 05/25/99 ..........................            15,000       14,997,033
General Motors Acceptance Corp.(DAGGER)
   4.914% 05/26/99 ..........................            40,000       39,992,275
                                                                  --------------
                                                                     154,989,308
                                                                  --------------
SECURITY BROKERS & DEALERS--1.0%
Bear Stearns Companies, Inc.(DAGGER)
   4.905% 03/08/99 ..........................            25,000       25,000,218
                                                                  --------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $374,967,901) ..................                        374,967,901
                                                                  --------------
MEDIUM TERM NOTES--0.3%
SECURITY BROKERS & DEALERS--0.3%
Goldman Sachs Group LP
   5.280% 02/24/00 ..........................             7,500        7,499,852
                                                                  --------------
     TOTAL MEDIUM TERM NOTES
       (Cost $7,499,852) ....................                          7,499,852
                                                                  --------------
TIME DEPOSITS--3.1%
Bank of Montreal
   4.875% 03/01/99 ..........................            75,000       75,000,000
                                                                  --------------
     TOTAL TIME DEPOSITS
       (Cost $75,000,000) ...................                         75,000,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1999
                                   (UNAUDITED)


                                                           PAR
                                                          (000)        VALUE
                                                       ---------  --------------

REPURCHASE AGREEMENTS--5.8
Lehman Brothers
     (Agreement dated 02/26/99 to be
     repurchased at $141,356,520,
     collateralized by $91,564,115
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at rates of 6.23% to
     6.849% due 04/15/28 to 09/15/28,
     $21,738,647 Federal National
     Mortgage Association Collateralized
     Mortgage Obligation at a rate of
     6.50% due 09/25/28, $10,337,915
     Federal Home Loan Mortgage
     Corporation Collateralized Mortgage
     Obligation at a rate of 5.44% due
     02/15/28, $21,905,196 Federal
     National Mortgage Association
     Collateralized Mortgage Obligation
     at rates of 6.50% to 7.00% due
     09/25/28 to 11/15/28. Market Value
     of Collateral is $145,545,873.)
     4.800% 03/01/99 .......................           $141,300   $  141,300,000
                                                                  --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $141,300,000) .................                         141,300,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,423,747,299*) ..................                       2,423,747,299
                                                                  --------------



                                                                      VALUE
                                                                  --------------
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ....................                        $  7,060,112
                                                                  --------------

NET ASSETS (Applicable to 589,664,368
   Bedford shares, 158,401 Cash
   Preservation shares, 1,034,494,733
   Janney Montgomery Scott shares,
   776,662,225 Sansom Street shares,
   29,824,176 Select shares, and 800
   other shares)--100.0% ...................                      $2,430,807,411
                                                                  ==============
NET ASSET VALUE, Offering and
   Redemption Price Per Share
   ($2,430,807,411 (DIVIDE) 2,430,804,703 ..                               $1.00
                                                                           =====
*        Also cost for Federal income tax purposes.

(DAGGER) Variable Rate  Obligations -- The rate shown is the rate as of February
         28, 1999 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue

                 See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                            STATEMENT OF OPERATIONS
              FOR THE PERIOD ENDED FEBRUARY 28, 1999 (UNAUDITED)(a)

Investment Income
   Interest ............................................ $67,932,605
                                                         -----------
Expenses
   Investment advisory fees ............................   4,607,483
   Administration fees .................................          --
   Distribution fees ...................................   5,473,879
   Service organization fees ...........................     271,242
   Directors' fees .....................................      32,956
   Custodian fees ......................................     201,254
   Transfer agent fees .................................   1,505,760
   Legal fees ..........................................      56,943
   Audit fees ..........................................      66,476
   Registration fees ...................................     150,000
   Insurance expense ...................................      21,022
   Printing fees .......................................     266,257
   SEC fees ............................................       2,611
   Miscellaneous .......................................         326
                                                         -----------
                                                          12,656,209

   Less fees waived and reimbursements .................  (2,014,787)
                                                         -----------
        Total expenses .................................  10,641,422
                                                         -----------
Net investment income ..................................  57,291,183
                                                         -----------
Net realized gain/(loss) on investments ................     131,056
                                                         -----------
Net increase in net assets resulting from operations ... $57,422,239
                                                         ===========

(a) On December 15, 1998, the Select Class of shares of the RBB Money Market Fund began operations.

                See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIOS
                      STATEMENT OF CHANGES IN NET ASSETS(a)

                                                               FOR THE PERIOD
                                                             DECEMBER 15, 1998
                                                                      TO
                                                             FEBRUARY 28, 1999
                                                             -----------------
                                                                 (UNAUDITED)
Increase (decrease) in net assets:
Operations:
  Net investment income ....................................... $   57,291,183
  Net realized gain (loss) on investments .....................        131,056
                                                                --------------
  Net increase in net assets resulting from operations ........     57,422,239
                                                                --------------
Distributions to shareholders:
Dividends to shareholders from net investment income:
    Bedford shares ............................................    (18,350,903)
    Bradford shares ...........................................             --
    Cash Preservation shares ..................................         (4,108)
    Janney Montgomery Scott shares ............................    (21,174,670)
    Select shares .............................................       (352,247)
    Sansom Street shares ......................................    (17,409,255)

Dividends to shareholders from net realized short-term gains:
    Bedford shares ............................................         (2,671)
    Bradford shares ...........................................             --
    Cash Preservation shares ..................................             (1)
    Janney Montgomery Scott shares ............................         (2,921)
    Select shares .............................................           (102)
    Sansom Street shares ......................................         (2,010)

      Total dividends to shareholders .........................    (57,298,888)
                                                                 --------------
Net capital share transactions ................................     115,125,760
                                                                 --------------
Total increase in net assets ..................................     115,249,111
Net Assets:
  Beginning of period .........................................   2,315,558,300
                                                                 --------------
  End of period ...............................................  $2,430,807,411
                                                                 ==============

(a) On December 15, 1998, the Select Class of shares of the RBB Money Market Fund began operations.

                See Accompanying Notes to Financial Statements.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         MONEY MARKET PORTFOLIO
                                                         ----------------------
                                                             FOR THE PERIOD
                                                          DECEMBER 15, 1998(c)
                                                                   TO
                                                           FEBRUARY 28, 1999
                                                         ----------------------
                                                               (UNAUDITED)

Net asset value, beginning of period .........................    $   1.00
                                                                  --------
Income from investment operations:
   Net investment income .....................................      0.0103
                                                                  --------
     Total from investment operations ........................      0.0103
                                                                  --------
Less distributions
   Dividends (from net investment income) ....................     (0.0103)
                                                                  --------
     Total distributions .....................................     (0.0103)
                                                                  --------
Net asset value, end of period ...............................    $   1.00
                                                                  ========
Total Return .................................................     5.06%(d)

Ratios /Supplemental Data
   Net assets, end of period .................................    $ 29,824
   Ratios of expenses to average net assets ..................   .27%(a)(d)
   Ratios of net investment income to
     average net assets ......................................     4.95%(d)

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .46% for the six months ended February 28, 1999.

(b) Financial highlights relate soley to the Select Class of shares within the portflio.

(c) On December 15, 1998 the Money Market Portfolio's Select Class began operations.

(d) Annualized.
                                        8

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 19.83 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of sixteen investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the Select Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n\i numeric investors Family, the Boston Partners Family and the Schneider Family. The Select Family represents interests in the Money Market Portfolio, which is covered in this report.

              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund based on relative net assets of each portfolio.

              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than there repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant  to  Investment  Advisory  Agreements,   BlackRock   Institutional
Management Corporation ("BIMC"), an indirectly majority-owned subsidiary of PNC Bank, serves as investment advisor for the portfolio described herein.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:
                    .45% of first $250 million of net assets;
                    .40% of next $250 million of net assets;
                    .35% of net assets in excess of $500 million.

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1999, advisory fees and waivers for the investment portfolio were as follows:

           GROSS NET
            ADVISORY                        ADVISORY
              FEE            WAIVER            FEE
         --------------  --------------  --------------
         $4,607,483        $(1,724,370)    $2,883,113

     The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the expense cap. For the six months ended February 28, 1999 the reimbursed expenses were $286,257 for the Money Market Portfolio.

     PFPC Trust Company serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC") serves as each class's transfer and dividend disbursing agent. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect majority-owned subsidiary of PNC Bank Corp.

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1999, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:
                                      GROSS                           NET
                                  TRANSFER AGENCY               TRANSFER AGENCY
                                       FEE           WAIVER           FEE
                                  ---------------  ----------   ---------------
    Bedford Class                  $  366,050       $    --        $  366,050
    Cash Preservation Class             4,419        (4,161)              258
    Janney Montgomery Scott Class     840,000            --           840,000
    Sansom Street Class               295,291            --           295,291
                                    ---------       -------         ---------
               Total               $1,505,760       $(4,161)       $1,501,599
                                   ==========       =======        ==========

     The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Provident Distributors Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     For the six months ended February 28, 1999, distribution fees for each class were as follows:
                                                           DISTRIBUTION
                                                                FEE
                                                           ------------
  Bedford Class                                             $2,384,887
  Cash Preservation Class                                          368
  Janney Montgomery Scott Class                              2,906,358
  Sansom Street Class                                          182,266
                                                            ----------
        Total                                               $5,473,879
                                                            ==========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1999 service organization fees were $271,242 for the Money Market Portfolio.

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                 MONEY MARKET PORTFOLIO
                                        ---------------------------------------
                                             FOR THE              FOR THE
                                         SIX MONTHS ENDED        YEAR ENDED
                                         FEBRUARY 28, 1999    AUGUST 31, 1998
                                         -----------------    ---------------
                                            (UNAUDITED)
                                               VALUE               VALUE
                                         -----------------    ---------------
Shares sold:
   Bedford Class ........................$ 1,267,431,197    $ 4,081,920,081
   Cash Preservation Class ..............         61,164            113,319
   Janney Montgomery Scott Class ........  2,305,678,119      3,910,533,620
   Sansom Street Class ..................  1,317,481,175      2,296,071,622
   Select Class .........................     90,525,850                 --
Shares issued in reinvestment
  of dividends:
   Bedford Class ........................     18,390,680         56,201,453
   Cash Preservation Class ..............          4,289             10,291
   Janney Montgomery Scott Class ........     21,655,093         37,882,680
   Sansom Street Class ..................     13,647,696         24,189,907
   Select Class .........................        347,981                 --
Shares repurchased:
   Bedford Class ........................ (1,458,952,186)    (4,768,237,064)
   Cash Preservation Class ..............       (133,353)          (139,525)
   Janney Montgomery Scott Class ........ (2,197,396,680)    (3,780,710,398)
   Sansom Street Class .................. (1,202,565,612)    (2,242,193,855)
   Select Class .........................    (61,049,653)                --
                                          --------------     --------------
Net increase (decrease) ................. $  115,125,760     $ (384,357,869)
                                          --------------     --------------
Select Shares authorized ................    700,000,000        700,000,000
                                          ==============     ==============

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 4. NET ASSETS

     At February 28, 1999, net assets consisted of the following:

Capital paid-in
   Bedford Class                                      $   589,664,368
   Cash Preservation Class                                    158,401
   Janney Montgomery Scott Class                        1,034,494,733
   Sansom Street Class                                    776,662,225
   Select Class                                            29,824,176
   Other Classes                                                  800

Accumulated net realized gain (loss) on investments
   Bedford Class                                              (12,013)
   Cash Preservation Class                                         (5)
   Janney Montgomery Scott Class                                8,010
   Sansom Street Class                                          5,203
   Select Class                                                 1,513
                                                      ---------------
                                                      $ 2,430,807,411
                                                      ===============

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation, Sansom, and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

THE BEDFORD FAMILY (b)

                                                                         MONEY MARKET PORTFOLIO
                                          ----------------------------------------------------------------------------------------
                                              FOR THE            FOR THE          FOR THE             FOR THE         FOR THE
                                             SIX MONTHS           YEAR             YEAR                 YEAR           YEAR
                                               ENDED              ENDED            ENDED               ENDED           ENDED
                                          FEBRUARY 28, 1999  AUGUST 31, 1998   AUGUST 31, 1997   AUGUST 31, 1996   AUGUST 31, 1995
                                          -----------------  ---------------   ---------------   ---------------   ---------------
                                             (UNAUDITED)
Net asset value, beginning of period ......   $   1.00         $   1.00         $     1.00        $     1.00          $   1.00
                                              --------         --------         ----------        ----------          --------
     Income from investment operations:
       Net investment income ..............     0.0219           0.0473             0.0462            0.0469            0.0486
                                              --------         --------         ----------        ----------          --------
         Total from investment operations .     0.0219           0.0473             0.0462            0.0469            0.0486
                                              --------         --------         ----------        ----------          --------
     Less distributions
       Dividends (from net investment income)  (0.0219)         (0.0473)           (0.0462)          (0.0469)          (0.0486)
                                              --------         --------         ----------        ----------          --------
         Total distributions ..............    (0.0219)         (0.0473)           (0.0462)          (0.0469)          (0.0486)
                                              --------         --------         ----------        ----------          --------
     Net asset value, end of period .......   $   1.00         $   1.00         $     1.00        $     1.00          $   1.00
                                              ========         ========         ==========        ==========          ========
     Total Return .........................    4.50%(c)           4.84%              4.72%             4.79%             4.97%
     Ratios/Supplemental Data
       Net assets, end of period (000) ....   $589,649         $762,739         $1,392,911        $1,109,334          $935,821
       Ratios of expenses to
         average net assets ...............  .97%(a)(c)          .97%(a)            .97%(a)           .97%(a)           .96%(a)
       Ratios of net investment income
         to average net assets ............    4.41%(c)           4.73%              4.62%             4.69%             4.86%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.11% for the six months ended February 28, 1999, 1.10%, 1.12%, 1.14% and 1.17% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

(c) Annualized.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT MONEY FUNDS (c)

                                                                     MONEY MARKET PORTFOLIO
                                   ----------------------------------------------------------------------------------------
                                                                                                           FOR THE PERIOD
                                        FOR THE          FOR THE          FOR THE            FOR THE        JUNE 12, 1995
                                      SIX MONTHS           YEAR             YEAR               YEAR        (COMMENCEMENT OF
                                        ENDED              ENDED            ENDED              ENDED        OPERATIONS) TO
                                   FEBRUARY 28, 1999  AUGUST 31, 1998  AUGUST 31, 1997   AUGUST 31, 1996    AUGUST 31, 1995
                                   -----------------  ---------------  ---------------   ---------------   ----------------
                                      (UNAUDITED)
Net asset value, beginning
  of period ......................    $     1.00        $   1.00          $   1.00           $   1.00         $    1.00
                                      ----------        --------          --------           --------         ---------
Income from investment operations:
  Net investment income ..........        0.0217          0.0469            0.0459             0.0465            0.0112
                                      ----------        --------          --------           --------         ---------
    Total from investment operations      0.0217          0.0469            0.0459             0.0465            0.0112
                                      ----------        --------          --------           --------         ---------
Less distributions
  Dividends (from net
  investment income) .............       (0.0217)        (0.0469)          (0.0459)           (0.0465)         (0.0112)
                                      ----------        --------          --------           --------         --------
    Total distributions ..........       (0.0217)        (0.0469)          (0.0459)           (0.0465)         (0.0112)
                                      ----------        --------          --------           --------         --------
Net asset value, end of period ...    $     1.00        $   1.00          $   1.00           $   1.00         $   1.00
                                      ==========        ========          ========           ========         ========
Total Return .....................       4.47%(b)          4.81%             4.69%              4.76%          5.30%(b)
Ratios/Supplemental Data
  Net assets, end of period (000)     $1,034,508        $904,526          $736,855           $561,865         $443,645
  Ratios of expenses to average
    net assets ...................    1.00%(a)(b)        1.00%(a)          1.00%(a)           1.00%(a)      1.00%(a)(b)
  Ratios of net investment income
    to average net assets ........       4.37%(b)          4.69%             4.59%              4.65%          5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.20% for the six months ended February 28, 1999, 1.21%, 1.22%, 1.23% and 1.23% for the years ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b)  Annualized.

(c) Financial Highlights relate solely to the Janney Montgomery Scott Class of shares within each portfolio.

                                THE SELECT FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1999
                                  (UNAUDITED)

NOTE 5. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY (b)

                                                                           MONEY MARKET PORTFOLIO
                                       --------------------------------------------------------------------------------------
                                             FOR THE          FOR THE         FOR THE          FOR THE           FOR THE
                                           SIX MONTHS          YEAR             YEAR             YEAR              YEAR
                                             ENDED             ENDED            ENDED            ENDED             ENDED
                                       FEBRUARY 28, 1999  AUGUST 31, 1998  AUGUST 31, 1997  AUGUST 31, 1996   AUGUST 31, 1995
                                       -----------------  ---------------  ---------------  ---------------   ---------------
                                           (UNAUDITED)
Net asset value, beginning of period ..    $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                           --------          --------         --------         --------          --------
Income from investment operations:
  Net investment income ...............      0.0242            0.0520           0.0510           0.0518            0.0543
                                           --------          --------         --------         --------          --------
    Total from investment operations ..      0.0242            0.0520           0.0510           0.0518            0.0543
                                           --------          --------         --------         --------          --------
Less distributions
  Dividends (from net investment income)    (0.0242)          (0.0520)         (0.0510)         (0.0518)          (0.0543)
                                           --------          --------         --------         --------          --------
    Total distributions ...............     (0.0242)          (0.0520)         (0.0510)         (0.0518)          (0.0543)
                                           --------          --------         --------         --------          --------
Net asset value, end of period ........    $   1.00          $   1.00         $   1.00         $   1.00          $   1.00
                                           ========          ========         ========         ========          ========
Total Return ..........................     5.00%(c)            5.34%            5.22%            5.30%             5.57%
Ratios /Supplemental Data
  Net assets, end of period ...........    $776,676          $684,066         $570,018         $524,359          $441,614
  Ratios of expenses to
    average net assets ................   .49%(a)(c)           .49%(a)          .49%(a)          .48%(a)           .39%(a)
  Ratios of net investment income
    to average net assets .............     4.89%(c)            5.20%            5.10%            5.18%             5.43%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .63% for the six months ended February 28, 1999, .62%, .64%, .65% and .59% for the years ended August 31, 1998, 1997, 1996 and 1995 respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.

(c) Annualized.